March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 7.50%, 05/15/37(a)(b)	USD	1,000	$ 997,234
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/15/37(a)(b)		2,000	1,961,179
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 07/25/37(a)(b)		1,500	1,470,834
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.02%, 07/25/37(a)(b)		1,090	1,071,081
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.12%, 04/20/37(a)(b)		1,500	1,501,324
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 7.92%, 04/20/37(a)(b)		1,590	1,569,432
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.32%, 01/05/38(a)(b)		1,000	991,171
Total Asset-Backed Securities — 1.5% (Cost: $9,680,000)			9,562,255

	Shares
Common Stocks
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $31,736)(c)(d)(e)	2,526	282,912
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	6,043	271,966
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(d)	1,661	1,060
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(c)(d)	5,805	168,345
Industrial Conglomerates(d) — 0.0%
Ameriforge Group, Inc.(c)	1,664	—
SVP Singer	15,566	70,047
		70,047
IT Services — 0.1%
Travelport LLC(c)(d)	230	236,829
Machinery — 0.0%
United Site Services, Inc.(c)(d)	24,463	177,357
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)	2	3
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)(d)	24,798	173,584
Security	Shares	Value
Wireless Telecommunication Services — 0.0%
Altice France Lux 3(d)	11,960	$ 199,065
Total Common Stocks — 0.3% (Cost: $2,387,334)		1,581,168

		Par (000)
Corporate Bonds
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	188	188,892
7.50%, 06/01/29		303	304,279
7.88%, 04/01/30		505	528,484
7.13%, 02/15/31		243	254,590
7.50%, 03/15/33		513	543,266
CMG Media Corp., 8.88%, 06/18/29(b)		63	54,474
Lamar Media Corp.
4.00%, 02/15/30		15	14,314
5.38%, 11/01/33(b)		67	65,574
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29		152	152,422
10.38%, 05/15/31		98	98,883
9.50%, 02/15/33		136	131,952
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		24	23,943
4.25%, 01/15/29		80	77,120
4.63%, 03/15/30		106	102,272
7.38%, 02/15/31		140	145,980
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	30,466
			2,716,911
Aerospace & Defense — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		80	81,424
ATI, Inc.
5.88%, 12/01/27		93	92,982
4.88%, 10/01/29		32	31,573
7.25%, 08/15/30		103	106,808
5.13%, 10/01/31		88	86,942
Bombardier, Inc.(b)
8.75%, 11/15/30		44	46,796
7.25%, 07/01/31		55	57,635
7.00%, 06/01/32		62	64,346
6.75%, 06/15/33		376	388,298
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		644	640,736
Goat Holdco LLC, 6.75%, 02/01/32(b)		67	67,411
Moog, Inc.(b)
4.25%, 12/15/27		6	5,997
5.50%, 10/15/34		47	47,148
TransDigm, Inc.(b)
6.75%, 08/15/28		129	130,566
6.38%, 03/01/29		134	136,501
6.63%, 03/01/32		245	249,868
6.00%, 01/15/33		382	381,786
6.38%, 05/31/33		437	434,670

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b) (continued)
6.25%, 01/31/34	USD	61	$ 61,673
6.75%, 01/31/34		776	786,169
6.13%, 07/31/34		435	427,841
			4,327,170
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		57	58,512
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	31,203
			89,715
Automobile Components — 0.3%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		48	47,508
7.75%, 10/15/33		50	48,675
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		85	85,827
6.75%, 02/15/30		280	286,300
4.75%, 06/15/31	EUR	100	113,489
6.75%, 09/15/32	USD	420	423,360
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)		75	73,936
Dana, Inc.
4.25%, 09/01/30		11	10,407
4.50%, 02/15/32		18	16,798
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		90	93,188
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	24,604
6.63%, 07/15/30		34	33,248
Qnity Electronics, Inc.(b)
5.75%, 08/15/32		158	158,188
6.25%, 08/15/33		68	68,757
Tenneco, Inc., 8.00%, 11/17/28(b)		226	225,196
			1,709,481
Automobiles — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33(b)		111	110,319
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	38,298
5.00%, 02/15/32(b)		25	23,675
Carvana Co.(b)(f)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		170	177,019
(9.00% PIK), 9.00%, 06/01/31		602	650,924
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	51,703
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,228
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		25	24,559
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		72	70,064
8.25%, 08/01/31		48	49,860
Lithia Motors, Inc., 5.50%, 10/01/30(b)		55	53,896
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		142	136,468
Nissan Motor Co. Ltd.(b)
7.75%, 07/17/32		200	202,519
6.38%, 07/17/33	EUR	100	115,000
8.13%, 07/17/35	USD	200	205,768
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		73	70,932
Venture Holdings Trust, 12.00%, 07/01/49(c)(g)		5,150	1
			2,015,233
Banks — 0.0%
Banco Espirito Santo SA
2.63%, 05/08/17(g)(h)	EUR	100	25,429
Security		Par (000)	Value
Banks (continued)
Banco Espirito Santo SA (continued)
4.75%, 01/15/22(a)(g)	EUR	200	$ 50,857
4.00%, 01/21/22		100	25,429
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	USD	37	36,174
			137,889
Biotechnology(b) — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34		200	196,912
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33		200	209,346
			406,258
Building Materials(b) — 0.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33		70	72,257
Builders FirstSource, Inc.
6.38%, 03/01/34		38	37,514
6.75%, 05/15/35		161	160,846
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30		487	495,308
6.75%, 07/15/31		296	304,423
Jeld-Wen, Inc.
4.88%, 12/15/27		58	39,326
7.00%, 09/01/32		18	8,392
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		26	25,615
9.75%, 07/15/28		59	58,940
Quikrete Holdings, Inc.
6.38%, 03/01/32		483	489,763
6.75%, 03/01/33		209	212,269
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28		9	8,932
Standard Building Solutions, Inc.
6.50%, 08/15/32		219	219,113
6.25%, 08/01/33		293	289,705
5.88%, 03/15/34		104	100,276
Standard Industries, Inc.
4.38%, 07/15/30		141	132,902
3.38%, 01/15/31		34	30,477
Wilsonart LLC, 11.00%, 08/15/32		177	128,304
			2,814,362
Building Products(b) — 0.2%
LBM Acquisition LLC, 9.50%, 06/15/31		85	73,988
QXO Building Products, Inc., 6.75%, 04/30/32		452	461,036
White Cap Supply Holdings LLC, 7.38%, 11/15/30		855	829,344
			1,364,368
Capital Markets — 0.2%
Apollo Debt Solutions BDC
5.88%, 08/30/30		51	50,198
6.70%, 07/29/31		22	22,257
6.55%, 03/15/32		36	36,138
ARES Strategic Income Fund, 5.80%, 09/09/30(b)		60	58,343
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	14,522
Blue Owl Capital Corp., 6.20%, 07/15/30		70	68,988
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		67	62,223
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		238	236,369
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		170	166,584
9.75%, 01/15/29		42	41,292
4.38%, 02/01/29		31	26,454
10.00%, 11/15/29(b)		138	135,951
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		24	23,733
6.75%, 05/01/33		184	186,681
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Osaic Holdings, Inc.(b)
6.75%, 08/01/32	USD	120	$ 120,015
8.00%, 08/01/33		195	192,505
			1,442,253
Chemicals — 0.9%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		105	85,031
Celanese U.S. Holdings LLC
7.00%, 02/15/31		10	10,268
6.75%, 04/15/33		47	48,220
7.38%, 02/15/34		108	110,649
Chemours Co.(b)
5.75%, 11/15/28		288	285,156
4.63%, 11/15/29		141	132,224
7.88%, 03/15/34		75	74,978
Element Solutions, Inc., 3.88%, 09/01/28(b)		590	574,443
FMC Corp.
3.45%, 10/01/29		67	59,847
4.50%, 10/01/49		21	12,995
6.38%, 05/18/53		15	11,302
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	168,080
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		17	17,014
Ingevity Corp., 3.88%, 11/01/28(b)		23	22,079
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		51	52,176
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	54,068
Olympus Water U.S. Holding Corp.(b)
6.25%, 10/01/29		200	189,008
7.25%, 06/15/31		600	586,022
7.25%, 02/15/33		684	652,605
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		196	192,227
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	180,443
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		196	193,264
WR Grace Holdings LLC(b)
5.63%, 08/15/29		1,323	1,216,789
7.38%, 03/01/31		128	128,330
6.63%, 08/15/32		190	185,128
7.00%, 08/01/33		112	108,772
			5,351,118
Commercial Services & Supplies — 1.5%
ADT Security Corp.(b)
4.88%, 07/15/32		55	51,374
5.88%, 10/15/33		172	166,584
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		200	204,407
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,191	1,228,177
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		600	579,766
6.88%, 06/15/30		537	544,347
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	390,688
APi Group DE, Inc.(b)
4.13%, 07/15/29		67	63,803
4.75%, 10/15/29		32	30,972
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		200	201,263
Brink’s Co.(b)
6.50%, 06/15/29		39	39,604
6.75%, 06/15/32		159	160,942
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		124	117,021
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Clarivate Science Holdings Corp.(b) (continued)
4.88%, 07/01/29	USD	291	$ 252,497
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		291	284,293
Deluxe Corp., 8.13%, 09/15/29(b)		31	32,181
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		248	247,912
7.88%, 12/01/30		140	146,187
7.00%, 05/01/31		537	550,495
7.00%, 06/15/32		477	488,980
5.88%, 04/15/33		128	125,234
Garda World Security Corp.(b)
7.75%, 02/15/28		123	125,124
6.00%, 06/01/29		16	15,229
8.25%, 08/01/32		224	221,656
8.38%, 11/15/32		873	873,593
Herc Holdings, Inc.(b)
7.00%, 06/15/30		120	123,044
5.75%, 03/15/31		55	54,168
7.25%, 06/15/33		208	213,146
6.00%, 03/15/34		57	55,105
Hertz Corp., 12.63%, 07/15/29(b)		36	31,588
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		262	265,197
Service Corp. International
3.38%, 08/15/30		2	1,845
4.00%, 05/15/31		49	45,675
5.75%, 10/15/32		389	388,252
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	189,649
United Rentals North America, Inc., 5.38%, 11/15/33(b)		200	194,476
Veritiv Operating Co., 10.50%, 11/30/30(b)		41	42,609
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		225	230,062
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		71	71,798
6.63%, 04/15/30		188	190,968
7.38%, 10/01/31		169	173,289
			9,413,200
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)		31	29,085
Construction & Engineering(b) — 0.2%
AECOM, 6.00%, 08/01/33		277	276,696
Arcosa, Inc.
4.38%, 04/15/29		97	93,580
6.88%, 08/15/32		125	128,080
Brand Industrial Services, Inc., 10.38%, 08/01/30		586	535,553
Dycom Industries, Inc., 4.50%, 04/15/29		37	35,890
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34		62	59,380
			1,129,179
Consumer Finance — 0.4%
Block, Inc.
2.75%, 06/01/26		63	62,713
5.63%, 08/15/30(b)		108	107,403
6.50%, 05/15/32		192	193,753
6.00%, 08/15/33(b)		228	224,234
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)		295	228,338
Navient Corp.
9.38%, 07/25/30		3	2,925
7.88%, 06/15/32		46	41,011
OneMain Finance Corp.
6.63%, 05/15/29		82	82,080
5.38%, 11/15/29		70	67,502
7.88%, 03/15/30		72	74,302

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
6.13%, 05/15/30	USD	104	$ 101,695
4.00%, 09/15/30		95	85,793
7.50%, 05/15/31		12	12,064
7.13%, 11/15/31		48	47,558
6.75%, 03/15/32		160	155,238
7.13%, 09/15/32		36	35,455
6.50%, 03/15/33		287	274,351
6.75%, 09/15/33		231	221,495
Shift4 Payments, Inc.(b)
6.75%, 08/15/32		380	373,671
5.50%, 05/15/33	EUR	100	108,968
WEX, Inc., 6.50%, 03/15/33(b)	USD	176	172,405
			2,672,954
Consumer Staples Distribution & Retail(b) — 0.2%
Albertsons Cos, Inc.
5.50%, 03/31/31		60	59,320
6.25%, 03/15/33		228	229,529
5.75%, 03/31/34		211	206,431
Albertsons Cos., Inc., 5.63%, 03/31/32		53	52,179
Boots Group Finco LP, 5.38%, 08/31/32	EUR	115	132,248
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29	USD	39	40,601
Performance Food Group, Inc.
4.25%, 08/01/29		41	39,383
6.13%, 09/15/32		152	152,281
5.63%, 03/01/34		220	212,188
U.S. Foods, Inc., 7.25%, 01/15/32		40	41,391
United Natural Foods, Inc., 6.75%, 10/15/28		50	50,040
			1,215,591
Containers & Packaging — 0.6%
Ardagh Group SA
9.50%, 12/01/30(b)		173	181,715
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(f)(h)	EUR	100	94,901
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(f)	USD	200	168,070
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
4.00%, 09/01/29		485	444,115
6.25%, 01/30/31		200	198,283
Ball Corp.
4.25%, 07/01/32	EUR	100	114,231
5.50%, 09/15/33	USD	44	44,025
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		34	33,390
6.88%, 01/15/30		64	62,206
6.75%, 04/15/32		280	264,920
Crown Americas LLC, 5.88%, 06/01/33		274	273,874
LABL, Inc.(b)
5.88%, 11/01/28(g)		83	39,840
9.50%, 11/01/28		131	62,880
8.63%, 10/01/31(g)		148	71,040
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30		1,281	1,281,000
9.25%, 04/15/30		65	60,396
Sealed Air Corp.(b)
4.00%, 12/01/27		19	18,953
5.00%, 04/15/29		15	15,113
6.50%, 07/15/32		94	98,602
Security		Par (000)	Value
Containers & Packaging (continued)
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	100	$ 111,868
Trivium Packaging Finance BV, 8.25%, 07/15/30(b)	USD	180	188,331
			3,827,753
Distributors(b) — 0.0%
Gates Corp., 6.88%, 07/01/29		74	75,927
Resideo Funding, Inc.
4.00%, 09/01/29		18	17,010
6.50%, 07/15/32		129	127,101
			220,038
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(i)		20	21,172
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		109	102,903
Iron Mountain, Inc.(b)
5.63%, 07/15/32		113	109,697
6.25%, 01/15/33		67	66,786
4.75%, 01/15/34	EUR	200	215,107
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	254	253,921
6.25%, 09/15/32		164	160,984
SBA Communications Corp., 3.13%, 02/01/29		150	142,136
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		23	21,633
			1,094,339
Diversified Telecommunication Services — 1.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		294	291,860
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		100	103,032
Black Pearl Compute LLC, 6.13%, 02/15/31(b)		309	314,499
Cipher Compute LLC, 7.13%, 11/15/30(b)		299	309,773
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	210,108
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(f)		698	705,119
10.75%, 11/30/29		334	360,567
Fibercop SpA(b)
6.00%, 09/30/34		200	190,257
7.20%, 07/18/36		200	198,554
Flash Compute LLC, 7.25%, 12/31/30(b)		460	463,124
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		21	20,997
6.75%, 05/01/29(b)		28	28,035
5.88%, 11/01/29		47	46,614
6.00%, 01/15/30(b)		59	59,353
8.75%, 05/15/30(b)		420	430,956
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		18	16,875
6.88%, 06/30/33		802	816,772
7.00%, 03/31/34		613	627,458
8.50%, 01/15/36		781	815,030
Sable International Finance Ltd., 7.13%, 10/15/32(b)		200	196,822
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		812	802,656
Telecom Italia Capital SA, 7.72%, 06/04/38		141	157,030
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		31	30,108
Series Feb, 8.63%, 06/15/32		293	298,416
Windstream Services LLC, 7.50%, 10/15/33(b)		157	163,225
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		809	845,532
WULF Compute LLC, 7.75%, 10/15/30(b)		496	524,113
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(b)(f)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30	USD	555	$ 551,364
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		133	124,507
			9,702,756
Electric Utilities — 0.3%
Alpha Generation LLC, 6.75%, 10/15/32(b)		69	70,010
Constellation Energy Generation LLC(b)
4.63%, 02/01/29		47	46,431
5.00%, 02/01/31		19	19,051
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	202,248
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		33	34,140
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		8	7,812
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		22	23,080
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(c)(g)		2,375	—
TransAlta Corp., 5.88%, 02/01/34		78	77,475
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		121	126,745
6.88%, 04/15/32		82	84,866
VoltaGrid LLC, 7.38%, 11/01/30(b)		552	570,110
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31		254	267,386
8.63%, 03/15/33		32	33,805
7.75%, 04/15/34		362	373,856
			1,937,015
Electronic Equipment, Instruments & Components(b) — 0.2%
Coherent Corp., 5.00%, 12/15/29		45	44,137
Sensata Technologies BV, 4.00%, 04/15/29		36	34,739
Sensata Technologies, Inc.
4.38%, 02/15/30		243	232,389
3.75%, 02/15/31		145	134,490
6.63%, 07/15/32		200	203,997
WESCO Distribution, Inc.
5.25%, 04/15/31		73	72,564
6.38%, 03/15/33		73	74,370
5.50%, 04/15/34		116	114,242
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,198
			940,126
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		18	18,000
6.63%, 09/01/32		333	339,545
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		112	110,887
Enerflex, Inc., 6.88%, 01/15/31(b)		14	14,294
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		133	137,795
5.88%, 04/01/31		186	186,921
6.50%, 10/01/33		173	174,869
6.75%, 10/01/35		126	128,005
Oceaneering International, Inc., 6.00%, 02/01/28		18	18,073
Star Holding LLC, 8.75%, 08/01/31(b)		127	128,846
Tidewater, Inc., 9.13%, 07/15/30(b)		65	69,247
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		76	77,761
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.(b) (continued)
6.25%, 10/01/33	USD	317	$ 316,003
Weatherford International Ltd., 6.75%, 10/15/33(b)		214	218,659
			1,938,905
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29(b)		147	142,589
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		99	95,228
7.00%, 02/15/30		342	346,224
6.50%, 02/15/32		218	215,462
Churchill Downs, Inc.(b)
4.75%, 01/15/28		47	46,366
5.75%, 04/01/30		308	304,600
6.75%, 05/01/31		188	191,535
Cinemark USA, Inc., 7.00%, 08/01/32(b)		19	19,522
Discovery Global Holdings, Inc.
4.28%, 03/15/32		126	111,510
5.05%, 03/15/42		370	243,758
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		69	67,317
Light & Wonder International, Inc.(b)
7.50%, 09/01/31		41	42,078
6.25%, 10/01/33		36	35,269
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27		38	37,764
3.75%, 01/15/28		35	34,133
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	38,793
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		70	71,661
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	534,222
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	20,740
5.88%, 09/01/31		49	26,950
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		45	44,886
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		43	42,676
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		152	130,761
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		42	42,068
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		54	49,545
Vail Resorts, Inc.(b)
5.63%, 07/15/30		59	58,512
6.50%, 05/15/32		76	76,857
Voyager Parent LLC, 9.25%, 07/01/32(b)		92	95,516
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		144	142,138
7.13%, 02/15/31		433	453,890
6.25%, 03/15/33		45	44,532
			3,807,102
Environmental, Maintenance & Security Service(b) — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31		7	7,109
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34		200	196,159
GFL Environmental, Inc.
4.00%, 08/01/28		8	7,777
4.75%, 06/15/29		111	108,908

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc. (continued)
4.38%, 08/15/29	USD	65	$ 63,240
6.75%, 01/15/31		77	79,682
Madison IAQ LLC, 5.88%, 06/30/29		1,262	1,237,592
Reworld Holding Corp., 4.88%, 12/01/29		43	40,311
Waste Pro USA, Inc., 7.00%, 02/01/33		624	631,021
			2,371,799
Financial Services(b) — 0.6%
Azorra Finance Ltd.
7.75%, 04/15/30		202	208,205
7.25%, 01/15/31		36	36,349
6.25%, 02/15/34		43	39,966
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30		23	21,922
6.75%, 12/01/32		23	21,642
Freedom Mortgage Holdings LLC
6.88%, 05/01/31		49	45,811
9.13%, 05/15/31		67	68,105
8.38%, 04/01/32		73	71,810
GGAM Finance Ltd.
8.00%, 06/15/28		29	30,098
6.88%, 04/15/29		65	66,446
5.88%, 03/15/30		173	172,351
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27		141	143,073
Midcap Financial Issuer Trust, 5.63%, 01/15/30		200	186,372
PennyMac Financial Services, Inc.
7.88%, 12/15/29		52	53,194
7.13%, 11/15/30		172	170,929
6.88%, 05/15/32		197	190,103
6.75%, 02/15/34		17	15,909
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30		361	363,271
Rocket Cos., Inc.
6.50%, 08/01/29		172	173,936
6.13%, 08/01/30		502	506,632
7.13%, 02/01/32		164	169,040
6.38%, 08/01/33		280	283,008
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26		75	74,189
3.88%, 03/01/31		20	18,456
4.00%, 10/15/33		9	8,067
UWM Holdings LLC
6.63%, 02/01/30		164	154,680
6.25%, 03/15/31		233	212,190
			3,505,754
Food Products(b) — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28		41	40,758
B&G Foods, Inc., 8.00%, 09/15/28		22	21,663
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(f)		397	422,165
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28		258	253,621
7.63%, 07/01/29		241	246,267
Darling Global Finance BV, 4.50%, 07/15/32	EUR	100	115,014
Darling Ingredients, Inc., 6.00%, 06/15/30	USD	151	152,055
Fiesta Purchaser, Inc.
7.88%, 03/01/31		5	5,090
9.63%, 09/15/32		80	81,478
Lamb Weston Holdings, Inc., 4.13%, 01/31/30		248	236,108
Post Holdings, Inc.
4.63%, 04/15/30		36	34,560
Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (continued)
4.50%, 09/15/31	USD	28	$ 26,035
6.38%, 03/01/33		75	73,886
6.25%, 10/15/34		132	129,255
6.50%, 03/15/36		189	185,092
			2,023,047
Ground Transportation(b) — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		86	87,028
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		26	26,702
			113,730
Health Care Equipment & Supplies(b) — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28		533	550,323
Hologic, Inc., 3.25%, 02/15/29		5	4,991
Insulet Corp., 6.50%, 04/01/33		126	128,608
Medline Borrower LP, 5.25%, 10/01/29		458	453,967
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29		257	261,879
Neogen Food Safety Corp., 8.63%, 07/20/30		60	63,019
			1,462,787
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		100	102,382
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		256	253,164
CHS/Community Health Systems, Inc.(b)
5.25%, 05/15/30		310	292,170
4.75%, 02/15/31		111	102,334
10.88%, 01/15/32		117	125,525
9.75%, 01/15/34		629	652,819
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		86	88,912
DaVita, Inc.(b)
6.88%, 09/01/32		8	8,195
6.75%, 07/15/33		12	12,206
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		20	18,954
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		38	33,290
HealthEquity, Inc., 4.50%, 10/01/29(b)		496	479,874
IQVIA, Inc., 6.25%, 06/01/32(b)		157	159,432
LifePoint Health, Inc.(b)
9.88%, 08/15/30		22	23,265
11.00%, 10/15/30		237	254,886
8.38%, 02/15/32		134	143,102
10.00%, 06/01/32		218	222,628
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		60	53,642
6.50%, 02/15/31		177	174,010
6.25%, 01/15/33		76	73,689
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	76,140
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		28	29,036
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		175	180,770
Star Parent, Inc., 9.00%, 10/01/30(b)		296	306,656
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		667	655,110
Tenet Healthcare Corp.
6.75%, 05/15/31		380	388,411
5.50%, 11/15/32(b)		66	65,391
6.00%, 11/15/33(b)		101	102,197
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		231	223,157
			5,301,347
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs(b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30	USD	43	$ 43,369
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		438	444,050
			487,419
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		173	175,118
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		29	29,053
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		39	37,806
6.50%, 04/01/32		258	262,674
6.50%, 06/15/33		224	228,094
5.75%, 03/15/34		201	198,358
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	69,307
Service Properties Trust
0.00%, 09/30/28(b)(j)		83	75,513
8.63%, 11/15/31(b)		645	673,588
8.88%, 06/15/32		101	100,105
XHR LP, 6.63%, 05/15/30(b)		28	28,269
			1,877,885
Hotels, Restaurants & Leisure — 0.4%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.63%, 09/15/29		29	29,063
4.00%, 10/15/30		175	164,487
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		279	266,648
6.75%, 01/15/30		586	547,355
Hilton Domestic Operating Co., Inc.(b)
5.88%, 03/15/33		211	212,288
5.75%, 09/15/33		11	10,950
5.50%, 03/31/34		90	87,928
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	57,694
Melco Resorts Finance Ltd.(b)
5.38%, 12/04/29		200	191,750
7.63%, 04/17/32		200	203,047
MGM Resorts International, 6.13%, 09/15/29		72	72,427
Station Casinos LLC(b)
4.50%, 02/15/28		69	67,629
4.63%, 12/01/31		112	104,573
6.63%, 03/15/32		33	33,128
Wyndham Hotels & Resorts, Inc.(b)
4.38%, 08/15/28		44	42,987
5.63%, 03/01/33		54	53,135
Wynn Macau Ltd.(b)
5.63%, 08/26/28		400	393,185
5.13%, 12/15/29		200	191,210
			2,729,484
Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	30,231
4.63%, 04/01/30		46	42,694
6.88%, 08/01/33		92	88,756
Beazer Homes USA, Inc., 5.88%, 10/15/27		14	13,932
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		228	216,325
4.88%, 02/15/30		56	51,415
Central Garden & Pet Co., 4.13%, 10/15/30		26	24,461
Century Communities, Inc., 6.63%, 09/15/33(b)		83	81,311
Security		Par (000)	Value
Household Durables (continued)
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)	USD	26	$ 26,419
Empire Communities Corp., 9.75%, 05/01/29(b)		13	13,053
Installed Building Products, Inc., 5.63%, 02/01/34(b)		81	79,040
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		158	156,212
8.38%, 10/01/33		103	101,856
LGI Homes, Inc.(b)
8.75%, 12/15/28		33	33,763
7.00%, 11/15/32		62	57,488
Mattamy Group Corp.(b)
4.63%, 03/01/30		72	68,454
6.00%, 12/15/33		70	65,734
Meritage Homes Corp., 1.75%, 05/15/28(i)		98	94,374
Newell Brands, Inc.
8.50%, 06/01/28(b)		66	68,125
6.63%, 09/15/29		23	22,450
6.38%, 05/15/30		25	23,998
6.63%, 05/15/32		39	37,322
Risewell Homes, Inc.(b)
9.25%, 10/01/29		56	56,568
8.50%, 11/01/30		22	21,512
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,888
4.38%, 02/01/32		97	90,595
Somnigroup International, Inc.(b)
4.00%, 04/15/29		89	85,587
3.88%, 10/15/31		23	20,911
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	32,027
SWF Holdings I Corp., 6.50%, 10/06/29(b)		285	102,620
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		39	39,034
			1,851,155
Independent Power and Renewable Electricity Producers(b) — 0.3%
Clearway Energy Operating LLC
4.75%, 03/15/28		8	7,893
3.75%, 01/15/32		184	167,728
Lightning Power LLC, 7.25%, 08/15/32		23	23,908
NRG Energy, Inc.
5.75%, 07/15/29		131	130,804
6.00%, 02/01/33		186	186,047
5.75%, 01/15/34		232	228,851
6.25%, 11/01/34		334	336,663
6.00%, 01/15/36		733	726,335
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(k)		44	44,466
XPLR Infrastructure LP, 2.50%, 06/15/26(i)		179	177,210
			2,029,905
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		150	150,743
Avient Corp., 6.25%, 11/01/31(b)		37	37,258
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		81	82,680
Enpro, Inc., 6.13%, 06/01/33(b)		49	49,562
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(c)(d)(g)		5,125	1
			320,244
Insurance(b) — 1.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	269,516
6.75%, 10/15/27		344	343,738
6.75%, 04/15/28		37	37,202
5.88%, 11/01/29		373	360,888
7.00%, 01/15/31		415	418,532
6.50%, 10/01/31		18	17,675
7.38%, 10/01/32		894	885,463

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
AmWINS Group, Inc.
6.38%, 02/15/29	USD	24	$ 24,139
4.88%, 06/30/29		88	84,301
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33		198	187,771
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		63	56,969
Ardonagh Finco Ltd., 7.75%, 02/15/31		600	607,030
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		800	783,810
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32		394	408,754
8.38%, 02/01/34		309	299,996
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31		400	403,368
8.13%, 02/15/32		245	229,553
HUB International Ltd.
7.25%, 06/15/30		989	1,013,136
7.38%, 01/31/32		1,466	1,495,266
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	138,234
6.88%, 10/01/33		179	163,753
Panther Escrow Issuer LLC, 7.13%, 06/01/31		1,100	1,103,695
Ryan Specialty LLC, 5.88%, 08/01/32		265	261,917
USI, Inc., 7.50%, 01/15/32		232	235,053
			9,829,759
Interactive Media & Services(b) — 1.2%
Beignet Investor LLC, 6.58%, 05/30/49		6,664	6,851,631
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28		189	176,535
Snap, Inc.
6.88%, 03/01/33		250	236,068
6.88%, 03/15/34		254	238,904
			7,503,138
Internet Software & Services(b) — 0.2%
Getty Images, Inc.
11.25%, 02/21/30		393	353,932
10.50%, 11/15/30		38	34,079
Match Group Holdings II LLC
4.13%, 08/01/30		137	126,962
3.63%, 10/01/31		65	57,790
6.13%, 09/15/33		141	137,026
Rakuten Group, Inc., 9.75%, 04/15/29		200	213,120
Uber Technologies, Inc., 4.50%, 08/15/29		330	327,204
			1,250,113
IT Services(b) — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32		21	21,731
CACI International, Inc., 6.38%, 06/15/33		188	191,370
CoreWeave, Inc., 9.25%, 06/01/30		113	109,797
Fair Isaac Corp., 6.00%, 05/15/33		329	322,822
Fortress Intermediate 3, Inc., 7.50%, 06/01/31		311	309,087
KBR, Inc., 4.75%, 09/30/28		75	73,337
McAfee Corp., 7.38%, 02/15/30		99	81,793
Science Applications International Corp., 5.88%, 11/01/33		207	202,006
			1,311,943
Leisure Products(b) — 0.3%
Acushnet Co., 5.63%, 12/01/33		39	38,698
Security		Par (000)	Value
Leisure Products (continued)
Carnival Corp.
5.88%, 06/15/31	USD	66	$ 66,811
5.75%, 08/01/32		45	44,986
6.13%, 02/15/33		384	387,850
Carnival PLC, 4.13%, 07/15/31	EUR	125	140,673
Lindblad Expeditions LLC, 7.00%, 09/15/30	USD	160	163,359
NCL Corp. Ltd.
5.88%, 01/15/31		14	13,602
6.75%, 02/01/32		13	12,901
6.25%, 09/15/33		441	427,919
Sabre Financial Borrower LLC, 11.13%, 06/15/29		261	267,087
Viking Cruises Ltd.
7.00%, 02/15/29		13	13,024
9.13%, 07/15/31		177	186,725
5.88%, 10/15/33		273	269,536
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		27	26,959
			2,060,130
Machinery — 0.3%
ATS Corp., 4.13%, 12/15/28(b)		35	33,730
Chart Industries, Inc., 7.50%, 01/01/30(b)		182	189,081
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		76	75,965
Esab Corp.(b)
6.25%, 04/15/29		66	66,983
5.63%, 04/01/31		194	195,360
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		35	22,355
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)		143	137,624
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	33,417
Terex Corp., 6.25%, 10/15/32(b)		133	133,867
TK Elevator Midco GmbH, 4.38%, 07/15/27(h)	EUR	38	43,662
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	199,477
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	769,111
			1,900,632
Media — 1.0%
Adelphia Communications Corp., 10.50%, 12/31/49(c)(g)		400	—
Block Communications, Inc., 10.25%, 03/01/31(b)		30	27,448
Cable One, Inc., 1.13%, 03/15/28(i)		111	83,472
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		376	370,831
6.38%, 09/01/29(b)		159	159,488
4.75%, 03/01/30(b)		290	275,174
4.50%, 08/15/30(b)		22	20,559
4.25%, 02/01/31(b)		265	241,535
4.75%, 02/01/32(b)		170	153,708
4.50%, 05/01/32		9	8,039
7.00%, 02/01/33(b)		119	119,328
4.50%, 06/01/33(b)		158	137,559
4.25%, 01/15/34(b)		278	237,827
7.38%, 02/01/36(b)		359	357,509
CSC Holdings LLC(b)
5.50%, 04/15/27		200	173,479
5.38%, 02/01/28		200	147,910
11.25%, 05/15/28		400	326,858
Directv Financing LLC, 8.88%, 02/01/30(b)		154	153,657
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		95	94,900
10.00%, 02/15/31		300	306,249
Discovery Communications LLC, 3.95%, 03/20/28		89	87,193
DISH DBS Corp.(b)
5.25%, 12/01/26		254	251,822
5.75%, 12/01/28		215	207,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DISH Network Corp., 11.75%, 11/15/27(b)	USD	593	$ 610,935
Gray Media, Inc.(b)
10.50%, 07/15/29		50	53,133
9.63%, 07/15/32		190	189,988
7.25%, 08/15/33		254	255,948
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	120,093
Midcontinent Communications, 8.00%, 08/15/32(b)		77	71,714
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		169	171,800
Sirius XM Radio LLC(b)
5.00%, 08/01/27		20	19,972
4.00%, 07/15/28		53	51,159
Univision Communications, Inc.(b)
8.00%, 08/15/28		430	436,447
8.50%, 07/31/31		306	307,493
9.38%, 08/01/32		50	51,531
Versant Media Group, Inc., 7.25%, 01/30/31(b)		43	44,006
			6,326,710
Metals & Mining — 0.8%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		184	185,599
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	47,894
11.50%, 10/01/31		561	606,162
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	295,315
Carpenter Technology Corp., 5.63%, 03/01/34(b)		104	103,042
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		165	164,985
Commercial Metals Co.(b)
5.75%, 11/15/33		120	118,738
6.00%, 12/15/35		123	121,259
Constellium SE(b)
3.75%, 04/15/29		500	476,882
6.38%, 08/15/32		250	252,710
ERO Copper Corp., 6.50%, 02/15/30(b)		252	249,452
First Quantum Minerals Ltd., 6.38%, 02/15/36(b)		200	191,361
Kaiser Aluminum Corp.(b)
4.50%, 06/01/31		468	442,137
5.88%, 03/01/34		346	339,726
New Gold, Inc., 6.88%, 04/01/32(b)		235	242,886
Novelis Corp.(b)
4.75%, 01/30/30		195	183,787
6.88%, 01/30/30		123	124,067
3.88%, 08/15/31		81	72,143
6.38%, 08/15/33		362	355,083
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(h)	EUR	100	109,677
Vallourec SACA, 7.50%, 04/15/32(b)	USD	200	209,603
			4,892,508
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		124	121,875
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	44,274
6.00%, 04/15/30		21	20,959
6.50%, 07/01/30		10	10,213
6.50%, 10/15/30		182	184,587
			381,908
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		38	40,258
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	USD	93	$ 96,996
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)		66	65,788
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		38	44,365
5.88%, 06/30/29		89	88,918
6.63%, 07/15/33		54	54,927
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		119	122,935
7.25%, 07/15/32		45	46,745
Buckeye Partners LP
6.88%, 07/01/29(b)		4	4,117
6.75%, 02/01/30(b)		23	23,736
5.85%, 11/15/43		16	14,482
5.60%, 10/15/44		1	877
California Resources Corp., 7.00%, 01/15/34(b)		47	47,384
Caturus Energy LLC, 8.50%, 02/15/30(b)		285	295,720
Chord Energy Corp., 6.75%, 03/15/33(b)		30	30,973
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		130	134,249
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	30,424
CNX Resources Corp.(b)
7.25%, 03/01/32		29	29,883
5.88%, 03/01/34		109	106,153
Comstock Resources, Inc.(b)
6.75%, 03/01/29		378	373,167
5.88%, 01/15/30		2	1,935
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	243,811
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		27	27,203
9.75%, 10/15/30		28	29,960
7.63%, 04/01/32		115	116,705
7.38%, 01/15/33		82	81,979
8.38%, 01/15/34		43	44,952
CVR Energy, Inc.(b)
7.50%, 02/15/31		47	47,351
7.88%, 02/15/34		30	30,105
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		64	64,799
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		92	92,761
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		32	33,806
EG Global Finance PLC, 12.00%, 11/30/28(b)		415	444,030
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	42,071
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	56,729
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	76,175
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	133,019
Series H, (5-year CMT + 5.69%), 6.50%(k)		129	128,741
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		18	18,599
6.75%, 03/15/34		199	198,060
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		39	39,318
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		45	46,022
Harvest Midstream I LP, 7.50%, 05/15/32(b)		25	25,482
Hess Midstream Operations LP(b)
6.50%, 06/01/29		48	49,033
4.25%, 02/15/30		34	32,672

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28	USD	3	$ 3,006
5.75%, 02/01/29		54	53,245
6.00%, 04/15/30		5	4,867
6.25%, 04/15/32		5	4,839
8.38%, 11/01/33		135	140,850
6.88%, 05/15/34		34	33,218
7.25%, 02/15/35		19	18,941
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		27	27,919
6.63%, 01/15/34		168	168,639
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		76	76,401
ITT Holdings LLC, 6.50%, 08/01/29(b)		220	213,914
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	6,022
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		82	84,390
Matador Resources Co.(b)
6.50%, 04/15/32		146	147,590
6.00%, 04/15/34		95	94,399
Nabors Industries, Inc., 7.63%, 11/15/32(b)		62	63,466
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		70	72,110
8.38%, 02/15/32		163	167,979
Noble Finance II LLC, 8.00%, 04/15/30(b)		16	16,473
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		107	110,708
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	42,124
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		34	34,915
Permian Resources Operating LLC(b)
8.00%, 04/15/27		70	70,060
7.00%, 01/15/32		57	59,023
6.25%, 02/01/33		301	306,609
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	51,649
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,651
SM Energy Co.(b)
8.75%, 07/01/31		48	50,174
6.63%, 04/15/34		218	217,384
Sunoco LP(b)
5.63%, 03/15/31		40	39,817
6.63%, 08/15/32		45	45,705
6.25%, 07/01/33		48	48,209
5.88%, 03/15/34		83	82,083
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	34,704
7.38%, 02/15/29		149	153,282
6.00%, 09/01/31		32	31,578
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		135	131,997
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		15	15,164
Transocean International Ltd.(b)
8.25%, 05/15/29		15	15,499
8.75%, 02/15/30		33	34,222
8.50%, 05/15/31		91	95,441
7.88%, 10/15/32		57	60,905
Valaris Ltd., 8.38%, 04/30/30(b)		59	61,135
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		323	349,258
8.38%, 06/01/31		333	346,312
9.88%, 02/01/32		485	520,884
Venture Global Plaquemines LNG LLC(b)
6.13%, 12/15/30		228	234,481
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC(b) (continued)
7.50%, 05/01/33	USD	62	$ 68,151
6.50%, 01/15/34		271	282,502
7.75%, 05/01/35		141	158,030
6.75%, 01/15/36		470	497,802
Vital Energy, Inc., 7.88%, 04/15/32(b)		50	51,083
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		178	180,362
			9,610,328
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		11	11,437
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		93	87,890
OneSky Flight LLC, 8.88%, 12/15/29(b)		59	60,901
United Airlines Holdings, Inc., 5.38%, 03/01/31		112	109,684
			269,912
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		200	200,193
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		190	173,362
			373,555
Pharmaceuticals — 0.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		3,165	3,240,466
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		56	57,649
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		48	43,954
11.00%, 09/30/28		277	282,551
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		130	128,743
			3,753,363
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Series AI, 7.00%, 04/15/30		80	80,111
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		42	44,586
CoreLogic, Inc., 4.50%, 05/01/28(b)		513	481,594
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		65	68,853
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		27	26,936
Howard Hughes Corp.(b)
4.38%, 02/01/31		35	32,132
5.88%, 03/01/32		53	51,001
6.13%, 03/01/34		53	50,897
			836,110
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		97	95,145
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		25	24,898
Microchip Technology, Inc., 0.00%, 02/15/30(b)(i)(j)		55	53,653
ON Semiconductor Corp., 0.50%, 03/01/29(i)		61	59,627
			138,178
Software — 0.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		823	772,487
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		112	107,014
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		197	146,407
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		51	36,705
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc.(b)
6.50%, 03/31/29	USD	559	$ 545,344
9.00%, 09/30/29		1,382	1,333,179
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		183	178,748
OAK-Eagle Acquireco, Inc.(b)(l)
07/01/33		415	429,979
07/01/34		408	427,132
Oracle Corp., 5.70%, 02/04/36		240	230,757
Playtika Holding Corp., 4.25%, 03/15/29(b)		21	16,386
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		254	254,009
UKG, Inc., 6.88%, 02/01/31(b)		242	236,510
			4,714,657
Specialty Retail(b) — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30		53	53,692
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31		63	65,642
Michaels Cos., Inc., 8.50%, 03/15/33		177	172,308
Staples, Inc., 10.75%, 09/01/29		45	41,617
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	27,285
			360,544
Technology Hardware, Storage & Peripherals(b) — 0.1%
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29		54	56,710
5.88%, 07/15/30		172	174,828
8.50%, 07/15/31		76	79,682
5.75%, 12/01/34		29	28,891
			340,111
Textiles, Apparel & Luxury Goods(b) — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	200	221,713
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(f)	USD	252	268,296
Crocs, Inc.
4.25%, 03/15/29		57	54,710
4.13%, 08/15/31		13	11,698
			556,417
Transportation Infrastructure — 0.0%
RXO, Inc., 6.38%, 05/15/31(b)		44	42,218
Wireless Telecommunication Services — 0.3%
Altice France SA(b)
6.88%, 10/15/30		20	19,551
6.50%, 10/15/31		29	27,689
6.50%, 04/15/32		492	466,204
6.88%, 07/15/32		231	218,683
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		435	441,437
Iliad Holding SAS(b)
7.00%, 10/15/28		200	201,291
8.50%, 04/15/31		250	261,578
T-Mobile USA, Inc.
3.38%, 04/15/29		67	64,931
3.50%, 04/15/31		26	24,590
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31	USD	200	$ 171,768
4.75%, 07/15/31		200	172,073
			2,069,795
Total Corporate Bonds — 23.2% (Cost: $153,002,974)			143,034,789
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(c)(f)		68	—
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		1,304	1,227,165
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,037	964,610
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,409,360)			2,191,775
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/24/32		738	738,465
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29		246	209,271
			947,736
Aerospace & Defense — 3.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30		850	850,241
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 10/31/30		1,206	1,206,389
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29		828	829,131
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		3,002	596,286
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29		436	86,542
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		2,291	2,289,632
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		870	869,868
Kaman Corp.
2025 Delayed Draw Term Loan, 0.00%, 02/26/32		11	11,124
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		601	600,690
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.52%, 02/01/28		1,619	1,379,287

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	USD	646	$ 645,444
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28		411	412,599
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31		4,081	4,080,990
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32		830	830,089
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30		97	97,228
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32		2,990	2,989,258
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/13/33		559	559,106
			18,333,904
Automobile Components — 1.6%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/02/33		1,029	1,031,573
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30		3,734	3,719,257
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		1,453	1,447,616
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32		93	93,451
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/16/29		303	302,554
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31		1,747	1,743,384
RealTruck Group, Inc.
2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 01/31/28		192	129,055
2023 Incremental Term Loan, (3-mo. CME Term SOFR + 5.26%), 8.93%, 01/31/28		494	336,919
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28		1,361	1,324,566
			10,128,375
Automobiles — 0.3%
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31		1,722	1,713,612
Beverages — 0.4%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29		1,510	1,498,533
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29		501	264,326
Security		Par (000)	Value
Beverages (continued)
Naked Juice LLC (continued)
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.80%, 01/24/30	USD	577	$ 119,142
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/09/32		489	488,467
			2,370,468
Biotechnology — 0.6%
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(m)		838	835,385
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31		3,141	3,127,484
			3,962,869
Broadline Retail — 0.5%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		1,154	1,156,993
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30		1,933	1,898,060
			3,055,053
Building Materials — 0.2%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32		1,520	1,505,427
Building Products — 3.5%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29		86	86,434
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32		2,932	2,901,566
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30		1,169	1,071,702
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31		1,784	1,779,226
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30		2,800	2,794,545
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(c)		637	632,942
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31		885	806,854
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.67%, 03/08/29		428	351,290
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29		1,004	1,002,923
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32		2,206	2,200,206
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32		970	966,734
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28		444	442,901
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		3,652	3,504,895
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31	USD	3,117	$ 2,703,663
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.78%, 10/04/28		98	98,189
			21,344,070
Capital Markets — 4.0%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30		605	604,952
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		2,445	2,385,404
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30		849	836,967
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/25/32		1,275	1,253,083
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29		895	895,257
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31		1,433	1,388,575
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32		1,729	1,709,072
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31		1,982	1,982,646
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28		1,238	1,236,162
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31		2,950	2,850,873
GTCR Everest Borrower, LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31		467	462,768
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30		2,395	2,383,126
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31		4,533	4,445,178
Jupiter Borrower, Inc., Term Loan B, 03/25/33(c)(m)		611	609,473
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32		1,837	1,800,958
			24,844,494
Chemicals — 3.3%
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32		2,334	2,313,348
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30		1,747	1,742,791
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		1,170	1,149,492
Security		Par (000)	Value
Chemicals (continued)
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31	USD	655	$ 654,154
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30		1,825	1,824,588
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		870	843,785
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.53%, 02/15/30		258	258,261
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31		262	184,094
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28		1,209	1,052,780
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(c)		813	814,381
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31		2,264	2,169,982
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		1,547	1,487,419
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		1,437	984,029
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31		502	499,383
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32		841	844,507
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 08/02/30		1,985	1,981,308
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		1,540	1,533,009
			20,337,311
Commercial Services & Supplies — 3.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30		799	794,708
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		4,382	4,379,824
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.56%, 11/17/31		606	605,770
Aramark Services, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/22/30		931	931,169
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 09/07/27		1,809	1,809,566
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32		1,415	1,356,593
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32		547	549,910
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31		1,464	1,360,581

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Innio Group Holding GmbH, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31	USD	1,345	$ 1,330,709
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		118	117,708
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32		2,199	2,197,867
Packers Holdings LLC, 2025 Takeback Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.77%, 03/10/31		136	130,527
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30		776	772,372
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32		2,288	2,252,586
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		165	164,847
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		1,017	1,014,444
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28		775	773,766
			20,542,947
Communications Equipment — 0.2%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30		1,227	1,226,450
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		32	31,736
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		32	31,737
			1,289,923
Construction & Engineering — 0.9%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(m)		151	149,840
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/27/33		1,137	1,123,801
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		2,239	1,916,166
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31		536	534,882
Dycom Investments, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/27/33		720	722,102
Legence Holdings LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31		1,257	1,258,259
			5,705,050
Consumer Discretionary — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29		665	666,642
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.7%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32	USD	2,432	$ 2,390,972
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31		1,332	1,331,001
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31		616	620,477
			4,342,450
Containers & Packaging — 2.7%
Charter NEX US, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30		3,400	3,375,871
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32		1,797	1,673,983
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.84%, 04/13/29		190	180,823
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32		2,550	2,539,728
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33		1,323	1,307,931
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(g)		1,630	738,960
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		1,225	1,181,684
Potters Industries LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32		806	804,654
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29		1,464	1,461,038
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 03/07/33		1,044	1,005,723
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		244	244,495
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32		1,116	1,104,185
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28		861	813,793
			16,432,868
Distributors — 0.9%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31		1,426	1,424,707
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/27/28		2,964	2,961,527
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 02/09/31(c)		692	691,946
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32		276	276,424
			5,354,604
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32	USD	1,139	$ 1,136,573
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32		526	525,121
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31		543	542,047
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		1,824	1,806,926
			4,010,667
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30		435	433,753
Diversified Telecommunication Services — 1.6%
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.28%, 09/01/28		209	199,239
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32		3,332	3,328,535
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.10%, 09/01/28		502	461,988
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		502	498,079
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.04%, 01/31/29		1,212	1,165,411
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(f)		4,117	4,035,565
			9,688,817
Electric Utilities — 0.8%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 04/16/31		2,799	2,801,515
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31		604	604,852
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30		1,469	1,470,315
			4,876,682
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/20/31(c)		827	826,231
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29		783	782,591
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/27/32(c)		1,032	1,030,710
			2,639,532
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 10/01/32(c)		321	321,803
Security		Par (000)	Value
Entertainment — 3.5%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31	USD	2,537	$ 2,532,813
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31		2,568	2,560,355
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		1,925	1,921,456
Electronic Arts, Inc., USD Term Loan B, 03/24/33(m)		3,810	3,786,187
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32		3,097	3,081,891
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 07/31/32		327	326,728
Live Nation Entertainment, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32		1,602	1,599,983
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29		1,925	1,674,919
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31		4,056	4,050,467
			21,534,799
Environmental, Maintenance & Security Service — 0.2%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30		620	619,004
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		364	362,952
			981,956
Financial Services — 3.1%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28		1,250	1,246,407
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		389	388,193
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31		2,147	2,144,050
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32		1,996	1,813,230
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29		2,642	2,638,361
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		3,680	3,652,365
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32		877	877,219
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31		1,674	1,618,727
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		810	645,878

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32	USD	1,158	$ 1,145,216
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31		1,872	1,872,441
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(c)		108	107,191
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28		321	319,124
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32		421	416,543
			18,884,945
Food Products — 1.5%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32		4,144	4,141,875
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31		3,218	3,149,180
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32		323	316,449
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30		135	135,601
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 02/11/33		984	978,263
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32		481	480,281
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.71%, 12/31/29		128	17,132
			9,218,781
Gas Utilities — 0.1%
BIP PipeCo Holdings LLC, Term Loan B, (2-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 12/06/30		433	433,034
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32		488	489,229
			922,263
Ground Transportation — 0.7%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31		3,468	3,448,742
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		1,004	740,900
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		199	146,594
			4,336,236
Health Care Equipment & Supplies — 2.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		2,650	2,596,424
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31	USD	2,700	$ 2,703,696
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.42%, 05/01/31		1,990	1,829,849
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27		595	576,492
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		5,164	5,099,450
PointClickCare Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31		707	702,902
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		1,978	1,735,377
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32		1,184	1,181,074
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(c)		622	619,876
			17,045,140
Health Care Providers & Services — 2.4%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32		257	257,856
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32		198	198,398
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 09/29/28		869	869,779
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32		1,315	1,313,241
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31		608	609,528
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/06/33		1,244	1,241,243
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(g)		45	7,581
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		481	480,997
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.18%, 03/06/28		686	187,460
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		1,055	1,054,694
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.27%, 11/01/28		535	106,017
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29		536	42,880
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30		1,988	1,989,957
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28		1,335	1,336,799
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32	USD	1,525	$ 1,529,794
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31		506	495,460
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		1,239	1,223,402
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30		1,307	1,306,630
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		470	468,099
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/01/31		300	300,054
			15,019,869
Hotels, Restaurants & Leisure — 5.2%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.29%, 03/11/30(f)		192	187,417
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.29%, 03/11/30		203	199,376
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(c)		919	917,976
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30		1,757	1,752,500
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31		2,857	2,768,004
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30		1,066	1,034,127
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31		1,122	1,109,485
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29		3,032	2,968,809
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30		3,437	3,393,812
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32		1,028	1,014,960
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32		2,776	2,791,120
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		750	737,369
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32		914	913,751
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.43%, 11/08/30		696	696,870
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 12/16/30	USD	1,648	$ 1,642,633
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29		975	974,544
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30		651	608,383
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29		1,021	1,022,711
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29		931	916,488
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31(c)		457	450,602
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31		298	292,860
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31		1,865	1,862,463
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 0.19%), 3.89%, 12/30/32		954	922,403
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32		1,033	1,024,637
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28		843	840,604
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30		1,128	1,131,178
			32,175,082
Household Durables — 0.4%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 09/26/31		452	451,891
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.88%, 10/24/31		376	376,464
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		102	101,067
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		153	151,601
Weber-Stephen Products LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32		1,428	1,393,014
			2,474,037
Household Products — 0.2%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32		997	980,654

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30	USD	2,187	$ 2,187,097
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27		1,112	1,111,864
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32		1,229	1,228,699
			4,527,660
Industrial Conglomerates — 1.1%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32		639	640,197
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/27/31		480	479,774
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/28/32		539	540,670
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/04/33		188	187,765
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(c)		410	410,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31		640	640,040
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32		871	871,109
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32		1,011	1,007,129
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		1,942	1,930,464
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.46%, 12/31/29(c)		224	181,377
			6,888,525
Insurance — 5.2%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31		6,717	6,658,493
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32		2,564	2,543,862
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31		2,421	2,382,263
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		1,682	1,660,826
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31		950	932,833
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30		4,393	4,380,846
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		2,197	2,131,580
Security		Par (000)	Value
Insurance (continued)
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31	USD	213	$ 205,837
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31		1,739	1,734,713
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31		3,456	3,402,604
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		476	470,289
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30		1,749	1,742,364
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29		3,598	3,586,598
			31,833,108
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31		583	501,896
Internet Software & Services — 0.0%
Gen Digital, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32		287	281,994
IT Services — 2.9%
Asurion LLC
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.03%, 01/20/29		374	371,269
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.02%, 08/19/28		131	131,139
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		828	818,677
2026 Term Loan B14, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/23/33		740	714,566
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29		2,320	1,647,185
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32		956	955,000
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31		2,602	2,549,086
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33		769	752,659
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29		1,233	1,213,480
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32		2,912	2,328,351
Iron Mountain, Inc., 2023 Term Loan B, 01/31/31(m)		640	635,200
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31		604	540,392
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31		1,676	1,612,646
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31	USD	3,175	$ 3,113,344
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/03/32		588	585,694
			17,968,688
Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31		553	553,131
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.96%, 07/22/30		1,184	1,178,970
			1,732,101
Machinery — 3.4%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.29%, 07/31/28		1,950	1,943,954
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30		472	471,190
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33		1,345	1,338,122
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		2,038	2,029,094
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28		2,867	2,866,081
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/03/31		286	287,078
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		25	23,947
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29		789	788,726
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		1,325	1,305,659
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28		3,162	3,158,899
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		103	98,488
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(c)(m)		610	605,425
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		3,204	3,208,717
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/27/31		2,632	2,625,946
			20,751,326
Media — 2.2%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		1,551	1,552,269
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30	USD	1,225	$ 1,222,956
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31		855	854,248
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28		643	644,233
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		2,932	2,576,962
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		937	930,153
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		4	4,392
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28		539	539,306
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31		1,435	1,294,269
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33		828	817,998
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(f)		2,806	2,489,269
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.79%, 04/28/28		560	552,418
			13,478,473
Metals & Mining — 0.2%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32		1,346	1,341,983
Multi-Utilities — 0.4%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32		2,444	2,442,205
Oil, Gas & Consumable Fuels — 1.5%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32		470	471,730
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32		478	478,847
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33		1,681	1,679,605
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30		237	237,066
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30(c)		685	684,224
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32		482	481,195
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/07/32		312	314,656
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		675	675,000

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 10/05/28	USD	2,600	$ 2,601,035
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/16/30		516	514,750
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32		867	861,959
			9,000,067
Passenger Airlines — 1.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28		810	801,013
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31		1,451	1,437,429
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 01/29/27		141	140,174
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29		1,250	1,209,943
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29		1,479	1,341,060
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32		663	661,698
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/22/31		1,202	1,197,171
			6,788,488
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		2,015	2,019,914
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/31/32		363	362,641
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		536	532,309
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28		1,578	1,582,790
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31		362	343,988
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29		892	885,884
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		120	119,841
			5,847,367
Professional Services — 1.9%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32		905	895,934
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		1,247	1,246,319
Security		Par (000)	Value
Professional Services (continued)
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28	USD	1,616	$ 1,542,603
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28		2,053	2,051,154
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 9.42%, 07/31/30(f)		441	378,418
Trans Union LLC
2024 Term Loan B8, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/24/31		1,864	1,852,221
2024 Term Loan B9, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 06/24/31		974	967,873
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31		1,715	1,656,381
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29		972	939,486
			11,530,389
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30(c)		492	493,628
Semiconductors & Semiconductor Equipment — 0.5%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 07/06/29		759	759,574
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32		2,301	2,295,479
			3,055,053
Software — 8.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31		3,385	3,314,973
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32		1,118	1,090,691
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29		987	624,480
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31		3,011	2,784,195
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30		640	606,891
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32		1,722	1,706,664
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31		2,699	2,464,186
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32		3,555	3,241,778
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.52%, 10/08/28		644	571,578
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31		2,304	2,203,617
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.28%, 06/04/29		488	453,537
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31		398	380,563
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33		2,385	2,253,157
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31	USD	626	$ 585,256
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29		2,997	2,910,176
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32		513	489,489
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29		2,812	2,780,514
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32		2,269	2,168,268
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32		3,269	3,044,238
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		1,601	1,424,814
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31		524	347,025
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32		405	362,389
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33		1,326	1,326,411
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(c)		548	540,465
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		3,442	3,327,125
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30(c)		887	735,951
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28		1,633	1,561,709
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31		2,689	2,678,511
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31		2,699	2,575,365
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31		2,352	2,293,652
			50,847,668
Specialty Retail — 1.8%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31		3,122	3,118,618
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32		1,968	1,956,343
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31		1,194	1,190,055
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28		2,945	2,940,799
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32		335	331,650
Security		Par (000)	Value
Specialty Retail (continued)
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32	USD	240	$ 240,000
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32		1,105	1,105,883
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 10/20/28		279	276,631
			11,159,979
Technology Hardware, Storage & Peripherals — 0.5%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32		3,298	3,091,875
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32		628	624,262
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 02/19/32		61	60,705
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 07/02/29(c)		1,938	881,565
Transportation Infrastructure — 1.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31		2,825	2,824,761
Brown Group Holding LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 07/01/31		1,219	1,219,597
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26		715	709,442
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30		1,759	1,755,398
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.66%, 08/20/29		1,086	418,204
			6,927,402
Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		687	685,704
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/25/31		1,342	1,346,011
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		1,286	1,284,980
			3,316,695
Total Floating Rate Loan Interests — 84.8% (Cost: $539,093,639)			523,795,921

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Equity Funds — 5.3%
H-Food Holdings, LLC	8,393	$ 155,270
Invesco Senior Loan ETF	1,141,200	23,291,892
State Street Blackstone Senior Loan ETF	235,000	9,432,900
		32,880,062
Fixed Income Funds — 2.7%
iShares 0-5 Year Investment Grade Corporate Bond ETF	40,000	2,019,600
iShares Broad USD High Yield Corporate Bond ETF(n)	395,000	14,551,800
		16,571,400
Total Investment Companies — 8.0% (Cost: $50,522,717)		49,451,462

		Par (000)
Preferred Securities
Capital Trusts — 0.7%(a)
Banks(k) — 0.0%
Citigroup, Inc., Series GG, 6.88%	USD	60	60,424
PNC Financial Services Group, Inc., Series W, 6.25%		30	30,263
			90,687
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	78,758
Electric Utilities — 0.1%
AES Corp., 7.60%, 01/15/55		71	70,426
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		19	19,908
Dominion Energy, Inc., 6.63%, 05/15/55		15	15,230
Duke Energy Corp., 6.45%, 09/01/54		33	34,077
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55		55	56,031
PG&E Corp., 6.85%, 09/15/56		122	120,552
			316,224
Financial Services — 0.3%
Bank of America Corp.(k)
Series OO, 6.63%		259	265,538
Series U, 6.25%		92	92,554
Barclays PLC(k)
4.38%		200	189,641
9.63%		200	218,151
Brookfield Finance, Inc., 6.30%, 01/15/55		125	119,730
Citigroup, Inc.(k)
Series CC, 7.13%		117	118,150
Series DD, 7.00%		45	46,313
Series EE, 6.75%		100	99,955
Series FF, 6.95%		40	40,297
Series HH, 6.63%		90	90,068
Goldman Sachs Group, Inc.(k)
6.85%		85	86,642
Series Y, 6.13%		102	101,469
UBS Group AG(b)(k)
7.00%		200	194,416
7.75%		200	206,084
Series NC10, 9.25%		200	225,248
			2,094,256
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers(b)(k) — 0.1%
NRG Energy, Inc., 10.25%	USD	125	$ 134,840
Vistra Corp., 7.00%		301	301,386
			436,226
Insurance — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54		59	57,987
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		52	52,727
Oil, Gas & Consumable Fuels(k) — 0.2%
Energy Transfer LP, Series G, 7.13%		62	63,105
Sunoco LP, 7.88%(b)		602	614,657
Venture Global LNG, Inc., 9.00%(b)		426	424,316
			1,102,078
			4,228,943

	Shares
Preferred Stocks — 0.0%(d)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	382	66,794
IT Services(c) — 0.0%
Veritas Newco
Series G	1,882	35,763
Series G-1	1,301	24,719
		60,482
		127,276
Total Preferred Securities — 0.7% (Cost: $4,500,594)		4,356,219
Warrants
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd., (Strike Price GBP 0.01)(c)(d)	1	—
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)	2,435	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 118.9% (Cost: $761,596,618)		733,973,589
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(n)(o)	147,572	147,572
Total Short-Term Securities — 0.0% (Cost: $147,572)		147,572
Total Investments — 118.9% (Cost: $761,744,190)		734,121,161
Liabilities in Excess of Other Assets — (18.9)%		(116,760,520)
Net Assets — 100.0%		$ 617,360,641
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $282,912, representing 0.1% of its net assets as of period end, and an original cost of $31,736.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Perpetual security with no stated maturity date.
(l)	When-issued security.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,327,027	$ —	$ (1,179,455)(a)	$ —	$ —	$ 147,572	147,572	$ 30,103	$ —
iShares Broad USD High Yield Corporate Bond ETF	10,657,575	4,030,438	—	—	(136,213)	14,551,800	395,000	119,058	—
				$ —	$ (136,213)	$ 14,699,372		$ 149,161	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	35	06/18/26	$ 3,970	$ 76,738
U.S. Long Bond	20	06/18/26	2,273	69,965
				$ 146,703
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	88,826	EUR	77,000	Barclays Bank PLC	06/17/26	$ (484)
USD	2,048,767	EUR	1,776,000	Barclays Bank PLC	06/17/26	(11,156)
USD	115,347	EUR	100,000	Toronto-Dominion Bank	06/17/26	(640)
						$ (12,280)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	CCC+	USD	495	$ 29,706	$ 23,058	$ 6,648
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.90%, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	10,000	$ (49,542)	$ (108,112)	$ 58,570
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	8,000	(39,210)	(72,138)	32,928
									$ (88,752)	$ (180,250)	$ 91,498
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,562,255	$ —	$ 9,562,255
Common Stocks
Entertainment	—	—	282,912	282,912
Financial Services	—	—	271,966	271,966
Ground Transportation	—	1,060	—	1,060
Hotels, Restaurants & Leisure	—	—	168,345	168,345
Industrial Conglomerates	—	70,047	—	70,047
IT Services	—	—	236,829	236,829
Machinery	—	—	177,357	177,357
Semiconductors & Semiconductor Equipment	3	—	—	3
Trading Companies & Distributors	—	—	173,584	173,584
Wireless Telecommunication Services	—	199,065	—	199,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 143,034,787	$ 2	$ 143,034,789
Fixed Rate Loan Interests	—	2,191,775	—	2,191,775
Floating Rate Loan Interests	—	512,240,155	11,555,766	523,795,921
Investment Companies
Equity Funds	32,724,792	155,270	—	32,880,062
Fixed Income Funds	16,571,400	—	—	16,571,400
Preferred Securities
Capital Trusts	—	4,228,943	—	4,228,943
Preferred Stocks	—	66,794	60,482	127,276
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	147,572	—	—	147,572
Unfunded Floating Rate Loan Interests(a)	—	248	—	248
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(5,876)	(22,610)	(28,486)
	$49,443,767	$671,744,523	$12,904,633	$734,092,923
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 6,648	$ —	$ 6,648
Interest Rate Contracts	146,703	91,498	—	238,201
Liabilities
Foreign Currency Exchange Contracts	—	(12,280)	—	(12,280)
	$146,703	$85,866	$—	$232,569

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $105,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2025	$ 1,695,564	$ 2	$ —	$ 15,400,997	$ — (a)	$ 74,156	$ 321
Transfers into Level 3(b)	0	—	—	4,167,801	—	—	13,300
Transfers out of Level 3(c)	0	—	—	(5,427,668)	—	—	(321)
Accrued discounts/premiums	0	—	—	4,177	—	—	—
Net realized gain (loss)	(63,280)	—	—	(75,400)	—	—	—
Net change in unrealized appreciation (depreciation)(d)	(552,889)	—	(1,877)	(51,352)	—	(13,674)	(35,910)
Purchases	232,883	—	1,877	2,415,824	—	—	—
Sales	(1,285)	—	—	(4,878,613)	—	—	—
Closing balance, as of March 31, 2026	$ 1,310,993	$ 2	$ —	$ 11,555,766	$ — (a)	$ 60,482	$ (22,610)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (616,169)	$ —	$ (1,877)	$ (87,860)	$ — (a)	$ (13,674)	$ (35,911)

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ — (a)	$ 17,171,040
Transfers into Level 3(b)	—	4,181,101
Transfers out of Level 3(c)	—	(5,427,989)
Accrued discounts/premiums	—	4,177
Net realized gain (loss)	—	(138,680)
Net change in unrealized appreciation (depreciation)(d)	—	(655,702)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Debt Strategies Fund, Inc. (DSU)

	Warrants	Total
Purchases	$ —	$ 2,650,584
Sales	—	(4,879,898)
Closing balance, as of March 31, 2026	$ — (a)	$ 12,904,633
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ — (a)	$ (755,491)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Schedule of Investments